SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Line Items]
Restricted Cash	$ 156,046		$ 156,046		$ 3,503,242	$ 944,582
Tenant Reimbursement			156,046		3,535,163
Payments for Tenant Improvements	1,098,603	$ 732,934	2,186,463	$ 1,261,519	3,535,163	1,899,485
Restricted Cash and Cash Equivalents	$ 156,046		$ 156,046		$ 3,503,242	$ 944,582
Net loss per share, basic and diluted ( in USD per share )	$ (0.08)	$ (0.02)	$ (0.14)	$ (0.02)	$ (0.16)	$ (0.15)
Release Of Restricted Cash	$ 3,387,699
Lease Agreements
Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents	99,228		$ 99,228		$ 3,486,927	$ 944,582
Other Commitment	$ 401,392		$ 401,392		$ 3,789,091	$ 1,899,485
Common Class C
Accounting Policies [Line Items]
Net loss per share, basic and diluted ( in USD per share )	$ (0.06)	(0.02)	$ (0.13)	(0.02)
Common Class S
Accounting Policies [Line Items]
Net loss per share, basic and diluted ( in USD per share )	$ (0.10)	$ (0.07)	$ (0.18)	$ (0.11)
Santa Clara Property | Lease Agreements
Accounting Policies [Line Items]
Ownership percentage ( as a percent )	72.70%		72.70%		72.70%